Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUE
ASC 606 revenue	¥ 520,665	$ 73,334	¥ 450,119	¥ 443,149
ASC 842 revenue:
Operating lease income	¥ 13,371	$ 1,883	¥ 18,226	¥ 35,913
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total Revenues	Total Revenues	Total Revenues	Total Revenues
Sales-type lease income	¥ 3,366	$ 474	¥ 3,326	¥ 5,210
Direct financing lease income			414	1,361
ASC 842 revenue	16,737	2,357	21,966	42,484
Total Revenues	537,402	75,691	472,085	485,633
Management and technical support
REVENUE
ASC 606 revenue	23,164	3,263	53,341	64,599
Medical solution
REVENUE
ASC 606 revenue	178,442	25,133	179,135	217,375
Medical service
REVENUE
ASC 606 revenue	218,595	30,788	131,936	101,854
Medicine income
REVENUE
ASC 606 revenue	100,464	14,150	85,707	59,321
ASC 842 revenue:
Total Revenues	¥ 100,464	$ 14,150	¥ 85,707	¥ 59,321